RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES

10	RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES

	2023	2022
	USD	USD

Restricted bank deposits	628,156	603,341
Cash and bank balances	3,979,416	5,082,587
Total	4,607,572	5,685,928

Restricted bank deposits are pledged to banks as security deposits for the auction of logs.

Details of impairment assessment of restricted bank deposits, and cash and bank balances are set out in note 25.